Commitments, contingencies and legal proceedings - Contingent commitments (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)
Contingent liability for guarantees | Commercial guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	€ 1,477	€ 1,238
Corporate guarantees	325	504
Contingent liability for guarantees | Non-commercial guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	615	538
Corporate guarantees	35	32
Financing commitments | Customer finance commitments
Guarantees and other contingent commitments
Capital finance commitments	5	26
Financing commitments | Venture fund commitments
Guarantees and other contingent commitments
Venture fund commitments	€ 381	€ 433
Financing commitments | NGP Capital's Fund V
Guarantees and other contingent commitments
Venture fund commitments | $			$ 400